Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interests in associates and joint ventures [abstract]
Schedule of interests in associates and joint ventures

(in millions of euros)
Company	Main activity	Main co-shareholders	2020	2020	2019	2018
Entities jointly controlled
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (33)%	40%	70	83	81
Other				10	5	2
Entities under significant influence
Odyssey Music Group (Deezer)	Streaming platform	AI European Holdings SARL (45)%	11%	5	7	13
IRISnet	Telecommunications operator in Belgium	MRBC (53)%	15%	5	5	4
Other				8	3	4
TOTAL				98	103	104

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2020	2019	2018
Interests in associates - in the opening balance	103	104	77
Dividends	(4)	(2)	(3)
Share of profits (losses)	(2)	8	3
Impairment	(0)	(0)	—
Change in components of other comprehensive income	—	—	—
Changes in the scope of consolidation	0	2	(1)
Translation adjustment	(12)	(4)	5
Reclassifications and other items	13	(5)	23
Interests in associates - in the closing balance	98	103	104

Schedule of operations performed between the Group and the interests in associates and joint ventures

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Assets
Non-current financial assets	9	—	(0)
Trade receivables	39	37	31
Current financial assets	5	2	(1)
Other current assets	—	1	—
Liabilities
Current financial liabilities	0	—	7
Trade payables	5	10	9
Other current liabilities	0	0	0
Customer contract liabilities	3	0	0
Income statement
Revenue	14	10	13
External purchases and other operating expenses	(29)	(10)	(66)
Other operating income	8	7	8
Finance costs, net	0	1	—